Financial Assets and Liabilities - Summary of Trade and Other Receivables (Parenthetical) (Details) $ in Thousands, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue	$ 12,201	$ 1,249	$ 31,455	$ 14,755
Research and Development Tax Incentive | Australian Government
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue						$ 20.0
Other receivables							$ 1,500
Research and Development Tax Incentive | Events After Reporting Period | Australian Government
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue					$ 20.0